AVAILABLE FOR SALE SECURITIES	3 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	March 31, 2013	December 31, 2012
Amortized cost	55,672	55,092
Accumulated net unrealized gain	816	569
Carrying value	56,488	55,661

The Company's investment in marketable securities consists of investments in secured notes. The net unrealized accumulated gain on available-for-sale securities included in other comprehensive income as at March 31, 2013 was $0.8 million (December 31, 2012: net unrealized accumulated gain of $0.6 million).